ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accrued Expenses And Other Liabilities [Line Items]
Legal and professional fees	$ 318	1,928	5,351
Accrued staff related costs	151	913	7,568
Financial guarantees (note 18(iii))	4,000	24,215	12,460
Other accruals	459	2,776	10,355
Accrued expenses and other liabilities	$ 4,928	29,832	35,734